Rio Tinto financial information by business unit	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Rio Tinto financial information by business unit
Rio Tinto financial information by business unit

		Gross product sales(a)		Underlying EBITDA(b)		Underlying earnings(c)
		for the 6 months ended		for the 6 months ended		for the 6 months ended
			Adjusted		Adjusted		Adjusted
	Rio Tinto interest %	30 June 2021	30 June 2020	30 June 2021	30 June 2020	30 June 2021	30 June 2020
		US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	21,476	11,246	16,207	7,702	10,348	4,628
Dampier Salt	68.4	145	112	21	25	5	8
Evaluation projects/other	(e)	1,003	252	161	(37)	110	(77)
Intra-segment	(e)	(917)	(145)	(329)	8	(247)	4
Total Iron Ore		21,707	11,465	16,060	7,698	10,216	4,563
Aluminium
Bauxite		1,082	1,170	338	514	105	257
Alumina		1,359	1,096	295	115	155	38
Primary Metal		3,193	2,111	1,101	284	564	(59)
Pacific Aluminium		1,285	965	273	5	174	(50)
Intra-segment and other		(1,391)	(1,262)	(36)	33	(40)	24
Integrated operations		5,528	4,080	1,971	951	958	210
Other product group Items		404	407	17	3	12	(3)
Product group operations		5,932	4,487	1,988	954	970	207
Evaluation projects/other		—	—	(64)	(29)	(49)	(14)
Total Aluminium		5,932	4,487	1,924	925	921	193

Copper
Rio Tinto Kennecott	100.0	1,318	635	676	193	323	(12)
Escondida	30.0	1,486	941	1,033	564	537	204
Oyu Tolgoi and Turquoise Hill	(f)	844	409	528	89	152	11
Product group operations		3,648	1,985	2,237	846	1,012	203
Simandou iron ore project	(g)	—	—	(6)	(2)	(2)	(1)
Evaluation projects/other		131	(2)	(183)	(158)	(125)	(91)
Total Copper		3,779	1,983	2,048	686	885	111
Minerals
Iron Ore Company of Canada	58.7	1,807	1,086	1,105	473	398	156
Rio Tinto Iron & Titanium	(h)	973	773	305	222	146	80
Rio Tinto Borates	100.0	300	293	64	83	34	47
Diamonds	(i)	160	141	16	(12)	5	(40)
Product group operations		3,240	2,293	1,490	766	583	243
Evaluation projects/other		30	29	(92)	(54)	(85)	(53)
Total Minerals		3,270	2,322	1,398	712	498	190
Other operations	(j)	85	158	(4)	1	(51)	(29)
Inter-segment transactions		(145)	(82)	(6)	(18)	(3)	(6)
Product group total		34,628	20,333	21,420	10,004	12,466	5,022
Central pensions, share-based payments, insurance and derivatives				119	102	120	97
Restructuring, project and one-off costs				(36)	(72)	(23)	(53)
Central costs	(k)			(346)	(273)	(294)	(233)
Central exploration and evaluation				(120)	(121)	(100)	(97)
Net interest						(3)	14
Underlying EBITDA/earnings				21,037	9,640	12,166	4,750
Items excluded from underlying EBITDA/earnings				(177)	(119)	147	(1,434)
Reconciliation to Group income statement
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales		(1,545)	(971)
Impairment charges				—	(1,163)
Depreciation and amortisation in subsidiaries excluding capitalised depreciation				(2,253)	(1,974)
Depreciation and amortisation in equity accounted units				(249)	(314)
Taxation and finance items in equity accounted units				(365)	(141)
Finance items				56	(650)
Consolidated sales revenue/profit before taxation/net earnings		33,083	19,362	18,049	5,279	12,313	3,316
Rio Tinto financial information by business unit (continued)

		Capital expenditure(l)		Depreciation and amortisation		Operating assets(m)
		for the 6 months ended		for the 6 months ended		As at
			Adjusted		Adjusted		Adjusted
	Rio Tinto interest %	30 June 2021	30 June 2020	30 June 2021	30 June 2020	30 June 2021	31 December 2020
		US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	1,907	1,179	1,011	831	16,558	16,253
Dampier Salt	68.4	5	6	11	9	169	163
Evaluation projects/other	(e)	—	—	—	—	833	338
Intra-segment	(e)	—	—	—	—	(351)	(104)
Total Iron Ore		1,912	1,185	1,022	840	17,209	16,650
Aluminium
Bauxite		67	53	165	139	2,551	2,593
Alumina		113	74	80	59	2,116	2,294
Primary Metal		285	303	347	325	9,506	9,361
Pacific Aluminium		58	54	53	71	409	455
Intra-segment and other		1	(2)	—	—	875	662
Total Aluminium		524	482	645	594	15,457	15,365
Copper
Rio Tinto Kennecott	100.0	203	320	249	223	2,282	2,317
Escondida	30.0	83	118	174	239	2,663	2,726
Oyu Tolgoi and Turquoise Hill	(f)	460	548	98	104	8,854	8,111
Product group operations		746	986	521	566	13,799	13,154
Simandou iron ore project	(g)	—	(2)	—	—	19	16
Evaluation projects/other		4	3	2	2	154	192
Total Copper		750	987	523	568	13,972	13,362
Minerals
Iron Ore Company of Canada	58.7	90	51	96	88	1,052	1,009
Rio Tinto Iron & Titanium	(h)	83	60	109	95	3,538	3,390
Rio Tinto Borates	100.0	17	16	25	25	487	502
Diamonds	(i)	11	20	2	58	191	(7)
Product group operations		201	147	232	266	5,268	4,894
Evaluation projects/other		8	—	—	—	37	33
Total Minerals		209	147	232	266	5,305	4,927
Other operations	(j)	—	1	92	99	(848)	(550)
Inter-segment transactions						(36)	129
Product group total		3,395	2,802	2,514	2,367	51,059	49,883
Other items		35	22	42	39	(1,224)	(2,165)
Less: equity accounted units		(120)	(159)	(249)	(314)	—	—
Total		3,310	2,665	2,307	2,092	49,835	47,718
Add back: Proceeds from disposal of property, plant and equipment		26	28
Total capital expenditure per cash flow statement		3,336	2,693
Less: Net cash/(debt)						3,140	(664)
Equity attributable to owners of Rio Tinto						52,975	47,054